1933 Act File No. 333-138490
1940 Act File No. 811-21977

AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON MARCH 2, 2018

UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	[X]

Post-Effective Amendment No. 662	[X]

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	[X]

Amendment No. 663	[X]

(Check appropriate box or boxes)

PowerShares Exchange-Traded Fund Trust II
(Exact Name of Registrant as Specified in Its Charter)

3500 Lacey Road, Suite 700, Downers Grove, Illinois 60515
(Address and Principal Executive Office)

Registrant's Telephone Number, including Area Code: (800) 983-0903

Anna Paglia, Esquire
3500 Lacey Road, Suite 700, Downers Grove, Illinois 60515
(Name and Address of Agent for Service)

With Copies to:

Alan P. Goldberg, Esquire	Eric S. Purple, Esquire
Stradley Ronon Stevens & Young, LLP	Stradley Ronon Stevens & Young, LLP
191 North Wacker Drive, Suite 1601	1250 Connecticut Avenue, NW, Suite 500
Chicago, Illinois 60606	Washington, DC 20036

Approximate Date of Proposed Public Offering:

As soon as practicable after the effective date of the Registration Statement.

It is proposed that this filing will become effective: (check appropriate box)

[ ]	immediately upon filing pursuant to paragraph (b)

[X]	on April 3, 2018 pursuant to paragraph (b)

[ ]	60 days after filing pursuant to paragraph (a)(1)

[ ]	on [date] pursuant to paragraph (a)(1)

[ ]	75 days after filing pursuant to paragraph (a)(2)

[ ]	on [date] pursuant to paragraph (a)(2) of rule 485.

If appropriate, check the following box:

[X]	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE

This Post-Effective Amendment No. 662 (the "Amendment") to the Registration Statement on Form N-1A for PowerShares Exchange-Traded Fund Trust II (the "Trust") is being filed pursuant to paragraph (b)(1)(iii) of Rule 485 under the Securities Act of 1933 (the "Securities Act") solely for the purpose of designating April 3, 2018 as the new effective date for Post-Effective Amendment No. 635 to the Trust's Registration Statement, which was filed on October 20, 2017 pursuant to Rule 485(a) under the Securities Act.  This Amendment relates to PowerShares Canadian Energy Income Portfolio, PowerShares China All-Cap Portfolio, PowerShares China Real Estate Portfolio, PowerShares China Small Cap Portfolio, PowerShares China Technology Portfolio, PowerShares Frontier Markets Portfolio, PowerShares MSCI Emerging Markets Equal Country Weight Portfolio, PowerShares MSCI Global Timber Portfolio, PowerShares S&P Global Dividend Opportunities Index Portfolio, PowerShares S&P Global Water Index Portfolio, PowerShares S&P High Income Infrastructure Portfolio, PowerShares Shipping Portfolio, PowerShares Solar Portfolio and PowerShares Zacks International Multi-Asset Income Portfolio, each a series of the Trust.

This Amendment incorporates by reference the information contained in Parts A and B of Post-Effective Amendment No. 635 to the Trust's Registration Statement and Part C of Post-Effective Amendment No. 660 to the Trust's Registration Statement, which was filed on February 27, 2018.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act of 1933, as amended, and it has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized in the City of Downers Grove, and State of Illinois, on the 2nd day of March, 2018.

PowerShares Exchange-Traded Fund Trust II

By:	/s/ Daniel E. Draper
Daniel E. Draper
Title:	President

Pursuant to the requirements of the Securities Act of 1933, as amended, this Registration Statement has been signed below by the following persons in the capacities and on the dated indicated.

SIGNATURE	TITLE	DATE
/s/ Daniel E. Draper	President	March 2, 2018
Daniel E. Draper

/s/ Steven M. Hill	Treasurer	March 2, 2018
Steven M. Hill

/s/ Anna Paglia	Secretary	March 2, 2018
Anna Paglia

*/s/ Ronn R. Bagge	Trustee	March 2, 2018
Ronn R. Bagge

*/s/ Todd J. Barre	Trustee	March 2, 2018
Todd J. Barre

*/s/ Kevin M. Carome	Trustee	March 2, 2018
Kevin M. Carome

*/s/ Marc M. Kole	Trustee	March 2, 2018
Marc M. Kole

*/s/ Yung Bong Lim	Trustee	March 2, 2018
Yung Bong Lim

*/s/ Philip M. Nussbaum	Trustee	March 2, 2018
Philip M. Nussbaum

*/s/ Gary R. Wicker	Trustee	March 2, 2018
Gary R. Wicker

*/s/ Donald H. Wilson	Chairman and Trustee	March 2, 2018
Donald H. Wilson

*BY: /s/ Anna Paglia		March 2, 2018
Anna Paglia, Attorney-In-Fact

*  Anna Paglia signed this registration statement pursuant to powers of attorney filed with Post-Effective Amendment Nos. 227 and 423, which are incorporated by reference herein.